Operating Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Operating leases	OPERATING LEASES
Rental income

The components of operating lease income were as follows:

	Six months ended June 30,
(in thousands of $)	2024	2023
Operating lease income	3,581	10,860
Variable lease income (1)	2,749	—
Total operating lease income (2)	6,330	10,860
(1) “Variable lease income” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.
(2) Total operating lease income is presented in the unaudited consolidated statement of operations line item “Time and voyage charter revenues.”